COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13. COMMITMENTS AND CONTINGENCIES

The Company entered into a license agreement with minimum royalty payments totaling $ 1,800,000 , $ 2,100,000 , $ 2,700,000 , $ 3,200,000 and $ 3,800,000 for each of the years ended 2014, 2015, 2016, 2017 and 2018, respectively. $ 900,000 was paid as of March 31, 2014 and recorded in prepaid expenses.